UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2008
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC
           -----------------------------------------------------
Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027
           -----------------------------------------------------

Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter    Houston, TX    2/10/2009

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total:  $174,237,407.00


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


FORM 13F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE     SHARED     NONE
-------------------------- ------------------ --------- -------- ------- --- ---- ------- -------- -------- ---------- --------
Southern                   Com                842587107   382358   10334          SOLE                10334          0        0
BP PLC ADR                 Com                055622104   420940    9006          SOLE                 9006          0        0
Wells Fargo Cap VII
5.85%(050133)(cNow)        Com                94979b204   425672   20465          SOLE                20465          0        0
JDS Uniphase               Com                46612j507   443658  121550          SOLE               121550          0        0
Morgan Stanley             Com                617446448   507907   31665          SOLE                31665          0        0
Wal-Mart                   Com                931142103   620304   11065          SOLE                11065          0        0
Abbott Laboratories        Com                002824100   675397   12655          SOLE                12655          0        0
Pfizer                     Com                717081103   734239   41459          SOLE                41459          0        0
St Jude Medical            Com                790849103   747038   22665          SOLE                22665          0        0
Target                     Com                87612e106   760523   22025          SOLE                22025          0        0
Berkshire Hathaway Cl B    Com                084670207   842068     262          SOLE                  262          0        0
EMC                        Com                268648102   844929   80700          SOLE                80700          0        0
Wells Fargo                Com                949746101   898727   30486          SOLE                30486          0        0
Diageo PLC-Sponsored ADR   Com                25243q205   915784   16140          SOLE                16140          0        0
Teco Energy                Com                872375100   940662   76167          SOLE                76167          0        0
L-1 Identity Solutions     Com                50212A106  1066578  158246          SOLE               158246          0        0
Vodafone PLC ADR           Com                92857w209  1137895   55670          SOLE                55670          0        0
Key Energy Services        Com                492914106  1190109  269866          SOLE               269866          0        0
Emerson Electric           Com                291011104  1370935   37447          SOLE                37447          0        0
JP Morgan Chase            Com                46625h100  1380951   43798          SOLE                43798          0        0
Greenlight Capital         Com                G4095J109  1407739  108371          SOLE               108371          0        0
Franklin Electric          Com                353514102  1419696   50505          SOLE                50505          0        0
Cameron International      Com                13342B105  1454086   70931          SOLE                70931          0        0
Hershey                    Com                427866108  1493820   43000          SOLE                43000          0        0
Pepsico                    Com                713448108  1567298   28616          SOLE                28616          0        0
Arch Coal                  Com                039380100  1647375  101128          SOLE               101128          0        0
Sequenom                   Com                817337405  1733242   87361          SOLE                87361          0        0
General Electric           Com                369604103  1734178  107048          SOLE               107048          0        0
Calpine                    Com                131347304  1747986  240108          SOLE               240108          0        0
Itron                      Com                465741106  1784274   27993          SOLE                27993          0        0
Cyberonics                 Com                23251P102  1949046  117625          SOLE               117625          0        0
Calamos                    Com                12811r104  1951017  263651          SOLE               263651          0        0
Chevron                    Com                166764100  1982100   26796          SOLE                26796          0        0
BorgWarner                 Com                099724106  1998007   91778          SOLE                91778          0        0
Tractor Supply             Com                892356106  2049572   56712          SOLE                56712          0        0
Applied Materials          Com                038222105  2078099  205143          SOLE               205143          0        0
Joy Global                 Com                481165108  2175237   95030          SOLE                95030          0        0
Microsoft                  Com                594918104  2358616  121328          SOLE               121328          0        0
Waters                     Com                941848103  2428905   66273          SOLE                66273          0        0
Mattel                     Com                577081102  2508320  156770          SOLE               156770          0        0
Coca Cola                  Com                191216100  2510267   55451          SOLE                55451          0        0
Symantec                   Com                871503108  2532972  187350          SOLE               187350          0        0
Isis Pharmaceuticals       Com                464330109  2651064  186958          SOLE               186958          0        0
Goldman Sachs              Com                38141g104  2730776   32359          SOLE                32359          0        0
Genentech                  Com                368710406  2756177   33243          SOLE                33243          0        0
Rogers                     Com                775109200  2787574   92672          SOLE                92672          0        0
Metabolix                  Com                591018809  2920995  229638          SOLE               229638          0        0
Halliburton                Com                406216101  3036496  167024          SOLE               167024          0        0
Cerner                     Com                156782104  3045548   79208          SOLE                79208          0        0
Nokia ADR                  Com                654902204  3077334  197265          SOLE               197265          0        0
Bruker                     Com                116794108  3155959  781178          SOLE               781178          0        0
Marathon Oil               Com                565849106  3346101  122299          SOLE               122299          0        0
Franklin Resources         Com                354613101  3359739   52677          SOLE                52677          0        0
HCC Insurance              Com                404132102  3402145  127183          SOLE               127183          0        0
Google Cl A                Com                38259p508  3432759   11158          SOLE                11158          0        0
Medtronic                  Com                585055106  3434112  109297          SOLE               109297          0        0
Qualcomm                   Com                747525103  3463292   96659          SOLE                96659          0        0
Life Technologies          Com                53217v109  3492234  149817          SOLE               149817          0        0
United Technologies        Com                913017109  3569867   66602          SOLE                66602          0        0
Schlumberger               Com                806857108  3806314   89920          SOLE                89920          0        0
Sempra Energy              Com                816851109  3895231   91373          SOLE                91373          0        0
Dow Chemical               Com                260543103  3903738  258697          SOLE               258697          0        0
Novartis AG ADR            Com                66987v109  4384155   88106          SOLE                88106          0        0
Cisco                      Com                17275R102  4526298  277687          SOLE               277687          0        0
Johnson & Johnson          Com                478160104  4716086   78825          SOLE                78825          0        0
CVS                        Com                126650100  5312963  184863          SOLE               184863          0        0
Procter & Gamble           Com                742718109  5896639   95384          SOLE                95384          0        0
Exxon Mobil                Com                30231g102  5964206   74711          SOLE                74711          0        0
Bank of America            Com                060505104 11259213  799660          SOLE               799660          0        0
3M                         Com                88579Y101  4552277   79115          SOLE                79115          0        0
Philip Morris              Com                718172109   178826    4110          SOLE                 4110          0        0
American Express           Com                025816109   186242   10040          SOLE                10040          0        0
Ico                        Com                449293109   187072   59200          SOLE                59200          0        0
Northrop Grumman           Com                666807102   214841    4770          SOLE                 4770          0        0
Freeport McMoran Cl B      Com                35671D857   219960    9000          SOLE                 9000          0        0
BB&T                       Com                054937107   234783    8550          SOLE                 8550          0        0
Merck                      Com                589331107   236086    7766          SOLE                 7766          0        0
Bank of Amer Adj Pfd
(c111511)                  Com                060505815   237188   19700          SOLE                19700          0        0
ConocoPhillips             Com                20825c104   257860    4978          SOLE                 4978          0        0
Kroger                     Com                501044101   264100   10000          SOLE                10000          0        0
Georgia Power 5.70% Pfd
Ser X (c012010@25)         Com                373334481   290280   12300          SOLE                12300          0        0
Citigroup                  Com                172967101   314162   46820          SOLE                46820          0        0
Apache                     Com                037411105   340155    4564          SOLE                 4564          0        0
Comcast Corp 7% Pfd
(c051511)                  Com                20030n309   378034   16485          SOLE                16485          0        0